Risk management	6 Months Ended
Jun. 30, 2026
Risk management
Risk management
29.	Risk management

29.1.Exchange rate risk

The Ecopetrol Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk.

As of June 30, 2026, the Colombian peso appreciated 8.42% from a closing spot rate of $3,757.08 on December 31, 2025, to $3,440.83 pesos per dollar. When the Colombian peso strengthens against the U.S. dollar, export revenues decrease upon translation into Colombian pesos. Similarly, imported goods, oilfield services, and interest payments on U.S. dollar-denominated external debt become less costly. Conversely, when the peso weakens against the U.S. dollar, export revenues increase when translated into pesos, whereas the cost of imports and the servicing of external debt rise.

The amounts of financial assets and liabilities denominated in foreign currency are presented in the following table:

	June 30,	December 31,
(In USD$million)	2026	2025
	(Unaudited)
Cash and cash equivalents	352	544
Other financial assets	3	777
Trade receivables and payables	(117)	432
Loans and borrowings	(18,795)	(18,702)
Other assets and liabilities	(1,066)	(483)
Net liability position	(19,623)	(17,432)

Of the total net position, USD$(17,969) million correspond to net liabilities of companies with Colombian peso functional currency, of which USD$(17,006) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange difference valuation of the remaining net assets for USD$963 million affects the statement of profit and loss. Likewise, USD$(1,654) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency other than the Colombian peso, whose valuation is recognized in the profit or loss statement.

The Group has also implemented hedging strategies using financial derivatives (forwards and options) to mitigate exchange rate risk. As of June 30, 2026, the net balance of these hedges is $291.

29.2.Sensitivity analysis for exchange rate risk

The following is the effect that a variation of 8% and 15% would have in the exchange rate of Colombian pesos against the US dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2026:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/-	comprehensive income +/
8%	(718)	(4,681)
15%	(1,347)	(8,777)

29.3.Cash flow hedge for future exports

To express in the consolidated financial statements, the effect of the existing natural hedge between exports and indebtedness, understanding that the exchange rate risk materializes when exports are made, On September 30, 2015, the Board of Directors made the first designation of Ecopetrol’s debt as a hedging instrument for its future income from crude oil exports.

Ecopetrol Group has designated part of its loans and borrowings denominated in US Dollars to hedge the exposure to future cashflows exports in USD. The following is the movement of this non-derivative hedging instrument designated in this hedge relationship:

	June 30,	December 31,
(USD$ Million)	2026	2025
	(Unaudited)
Opening balance	7,347	7,343
Reassignment of hedging instruments	658	1,316
Realization of exports revenue	(658)	(1,316)
Designation of new hedge items	—	4
Closing balance	7,347	7,347

The following is the movement in accumulated other comprehensive income for the period ended June 30, 2026 and the year ended December 31, 2025:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	(1,248)	1,578
Exchange difference	(2,303)	(4,737)
Reclassification to profit or loss (Note 24)	851	150
Ineffectiveness reclassified to profit and loss	46	(14)
Deferred income tax	607	1,775
Closing balance	(2,047)	(1,248)

The expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss is as follows:

Year	Before taxes	Taxes	After taxes
2026	1,474	(600)	874
2027	388	(156)	232
2028	386	(155)	231
2029	383	(154)	229
2030	296	(119)	177
2031	251	(101)	150
2032	244	(98)	146
2033	11	(3)	8
	3,433	(1,386)	2,047

29.4.Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Group’s U.S. dollar denominated debt as the hedging instrument.

As of June 30, 2026, the total hedged balance is USD$9,880 million, which includes: i) Ecopetrol S.A. USD$9,530 million and ii) ISA Colombia for USD$330 million in hedge of net investment in the companies ISA REP, ISA Perú, Consorcio Transmantaro (CTM) and Proyectos de Infrastructura del Perú (PDI).

The following is the movement in the other comprehensive income:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Opening balance	2,718	6,467
Exchange difference	(3,160)	(6,642)
Deferred income tax	1,533	2,893
Closing balance	1,091	2,718

29.5.Commodity Price risk

The price risk of raw materials is associated with the Ecopetrol Group’s operations, both exports and imports of crude oil, natural gas, and refined products. To mitigate this risk, the Ecopetrol Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

Ecopetrol Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures, and controls for their management.

●	The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in each period, to protect income and thus cash flow.
●	On the other hand, tactical hedges allow them to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations. In the trading activity, commitments in physical spot and forward contracts could represent an exposure to commodity price risk, in particular the risk associated with the volatility of the price of crude oil and refined products. Although this exposure is part of the natural risk of production, refining, and marketing activity made by Ecopetrol, sometimes marketing done to maximize value capture, can concentrate the exposure to risk in terms of time and/ or indicator that differs from the Company’s natural price risk profile.

As of the date of this report, Ecopetrol Group has a total net liability position in commodity derivatives of ($36) (Dec 2025: net asset position $63). These commodity derivative transactions are accounted under cash flow hedge accounting.

29.6.Risk and opportunities related to climate

Ecopetrol Group has an identification of physical and transition risks considering short, medium, and long-term climate scenarios, and opportunities, based on energy transition scenarios that guide the company’s long-term strategic analysis.

●	Physical risks: related to the Group’s exposure and vulnerability to the impacts of climate change and climate variability, which could affect operational continuity and increase the exposure of assets to possible damages. Physical risks are classified as acute and chronic.
o	Acute risks are those caused by extreme weather events, whose frequency and intensity have been increasing due to the gradual increase in global temperature. In Colombian territory they are mainly reflected in the occurrence of the climate variability phenomenon “El Niño” and its opposite phase “La Niña”. These conditions could result in, among others, water shortages, heat waves, floods, and fires.
o	Chronic risks derive from a sustained change in the medium and long term in climate conditions, which for the Group can be reflected in the rise in sea level, thermal overload and droughts beyond 2050.

Ecopetrol S.A. has conducted a physical risk assessment based on the most probable hazards associated with extreme weather conditions (flooding, water scarcity, landslides, and wildfires), with a time horizon extending to 2100. The scenarios used correspond to those developed by the Intergovernmental Panel on Climate Change (IPCC): (i) aligned with the objectives of the Paris Agreement (SSP1 / RCP 2.6), (ii) emissions peak by 2040 (SSP2 / RCP 4.5), and (iii) “Business as Usual” (SSP5 / RCP 8.5). Under these scenarios, seven (7) hazards were assessed: two (2) chronic (drought and heat stress) and five (5) acutes (precipitation, coastal and riverine flooding, wildfires, and wind) across 95 locations associated with the Company’s main assets.

In particular, the Ecopetrol S.A. developed a Climate Risk Index for 34 producing blocks in Colombia to identify areas with higher vulnerability to climate change. In addition to current conditions, this analysis incorporated three climate pathways (SSP1, SSP2, and SSP5) to project the evolution of risk over the 2011–2040-time horizon.

●	Transition risk: related to the challenges that the Company has identified to move towards a low-carbon, sustainable and competitive operation. Ecopetrol carried out a prioritization of transition risks to establish their financial impact, identifying the following:
o	Regulatory risk, associated with regulatory changes that may directly affect the Company in the short and medium term. The regulatory changes include the following: (i) new regulation related to the incorporation of climate change considerations into environmental permitting processes; (ii) greater requirements associated with regulations for the detection and repair of gas leaks, flares, and venting; (iii) limitations on the use of offsets to meet decarbonization goals; (iv) new requirements for the validation and verification of reduction projects and their registration in the National Registry of GHG Emission Reductions (RENARE); (v) the launch of the National Program for Tradable Emissions Quotas (PNCTE), similar to an Emissions Trading System, in which emission rights would be allocated. This program is currently in the design and regulatory framework development phase and is scheduled for full implementation by 2030.
o	Legal risk, associated with the negative reactions and lawsuits against the climate action of Ecopetrol S.A.
o	Market risk, related to the change in preferences in the use of low-carbon products in the long term, which implies a risk for the Company of not being able to meet market demand and of not making effective progress in the development of these products.
o	Technological risk, associated with the negative effects on the profitability of the business if there are no preparation and capacity to adapt to new technologies because of the transition process.

To manage the risks, Ecopetrol updated its enterprise risk map, defining the risk of “Lagging commitments in climate change mitigation, water neutrality, and biodiversity relative to market and stakeholder expectations.” This risk reflects the Company’s exposure to adverse impacts resulting from limited progress in the implementation of its commitments and obligations associated with these areas.

These business risks incorporate treatment actions, Key Risk Indicators (KRIs), and controls to effectively manage the causes and mitigate the materialization of the risk.

Based on reports issued by IDEAM and leading international climate forecasting centers, which estimate a probability exceeding 95% for the occurrence of the 2026–2027 El Niño phenomenon and forecast a strong to very strong intensity, the related corporate risk indicator and associated control measures were proactively activated. This enabled the timely development of an Action Plan aimed at preparing for and responding to the potential impacts of the event. The plan incorporates historical background, climate context, forward-looking scenarios, risk assessments, and mitigation measures designed to safeguard operational continuity and business sustainability against potential disruptions affecting gas, power and water supply, river transportation logistics, biodiversity management, and stakeholder engagement within the areas of operation.

As of June 30, 2026, no operational events attributable to El Niño conditions had materialized. However, continuous monitoring and oversight remain in place given the high likelihood that the phenomenon will become fully established during the second half of 2026 and first half of 2027.

With respect to transition risks, Ecopetrol S.A. has developed three scenarios that aim to provide a solid and unified framework that allows to anticipate and understand the challenges and opportunities of the energy transition:

o	Climate Alignment (1,7°–1,8°C): Transformation toward low-emission economies, which aligns governments and institutions around climate change. Furthermore, developed countries are reaching Net-Zero, while other countries are following a slower path. This is not sufficient to achieve Net-Zero ambition globally (1.5°C).
o	Energy Balance (1,9°–2,3°C): Fundamental changes in governments, markets, and society are setting in motion a long-term energy transition. The debate between energy security and transition acceleration continues.
o	Climate Divergence (2,5°–2,8°C): Dissimilar interests in decarbonization despite changes in policy, regulation, and markets. Global public policy decisions are insufficient to close the climate ambition gap.

Ecopetrol S.A. considers it relevant to compare three possible scenarios. While the first and third do not reflect the Group’s core vision, it is necessary to compare other possible perspectives on the global energy transition. Based on the strategic vision contemplated for 2040, Ecopetrol Group considers the second scenario to be the most likely and aligned with situations in which the energy future will be led by a gradual energy transition, which contemplates the additional use of low-emission energy sources without eliminating the existence and use of conventional energy within the energy matrix.

In this sense, climate-related opportunities arise from risk analysis, the review of energy transition scenarios, and their alignment with corporate strategy. In the process of identifying and evaluating opportunities, the Company monitors and evaluates the energy market and the business environment.

Opportunities have been identified related to the diversification of traditional business, expansion into sustainable businesses, and advancements in energy efficiency and renewable energy.

o	Diversification of traditional business: Ecopetrol Group has identified opportunities to make its hydrocarbon business more resilient, taking advantage of the gas outlook, the need for logistics and transportation for other types of fuels and energy, and the growing demand for more sustainable petrochemical products.
o	Diversification into sustainable businesses: Considering that the demand for solutions and services in this line will increase in the coming decades, the Group defines, within its pillar of “Growing with the energy transition”, the potential for generating EBITDA in the following business lines: Transmission, roads and telecommunications (through ISA) and Energies for the transition (natural gas and hydrogen mainly).
o	Energy efficiency: As one of the largest energy consumers in Colombia, Ecopetrol optimizes its energy consumption as a key lever to address climate change.
o	Renewable energy: this is one of the Group’s strategic levels. The Company expectation is to have an installed capacity of 30% to 40% of the total Group associated with this type of energy, including solar, wind, biomass, geothermal and hydroelectric power.

29.7.Capital management

The main objective of the capital management of the Ecopetrol Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financial needs.

The following is the leverage index over the periods reported:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Loans and borrowings (Note 19)	104,918	109,200
Cash and cash equivalents (Note 6)	(8,745)	(10,694)
Other financial assets (Note 9)	(3,809)	(3,296)
Net financial debt	92,364	95,210
Equity (Note 23)	107,937	106,739
Leverage (1)	46.11%	47.15%

(1)Net financial debt / (Net financial debt + Equity)